Financial Instruments - Summary of Interest Rate Risk (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Fair value interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 36,812,408	$ 1,122,672	$ 17,007,765
Financial liabilities	72,579,608	2,213,468	84,315,866
Cash flow interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	46,378,904	1,414,422	51,158,406
Financial liabilities	$ 151,248,418	$ 4,612,639	$ 117,160,631